Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Share capital
Summary of capital structure

The table below summarizes the Company’s capital structure:

			In CHF thousands
	Common	Treasury	Share	Share	Treasury
	shares	shares	capital	premium	shares
December 31, 2020	76,936,738	(5,000,000)	1,538	346,890	(100)
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	—	1,171,543	—	12,097	24
Asset purchase agreement, net of transaction costs	7,106,840	—	142	54,328	—
Conversion of note agreements, net of transaction costs	3,026,634	—	61	16,683	—
Issuance of shares – incentive plans, net of transaction costs	237,258	—	5	1,253	—
Issuance of shares to be held as treasury shares, net of transaction costs	2,393,160	(2,393,160)	48	—	(48)
December 31, 2021	89,700,630	(6,221,617)	1,794	431,251	(124)
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	—	7,596	—	(8)	0
Issuance of shares – incentive plans, net of transaction costs	133,755	—	3	80	—
December 31, 2022	89,834,385	(6,214,021)	1,797	431,323	(124)